Expense Example, No Redemption - April - Limited Term Diversified_Pro - Nomura Limited-Term Diversified Income Fund - C	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 143
Expense Example, No Redemption, 3 Years	506
Expense Example, No Redemption, 5 Years	895
Expense Example, No Redemption, 10 Years	$ 1,984